Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Balance of Long-term Debt
The table below presents the balance of long-term debt at December 31, 2014 and 2013, and the related contractual rates and maturity dates as of December 31, 2014.

	December 31
(Dollars in millions)	2014	2013
Notes issued by Bank of America Corporation
Senior notes:
Fixed, with a weighted-average rate of 4.67%, ranging from 1.25% to 8.83%, due 2015 to 2044	$113,069	$109,845
Floating, with a weighted-average rate of 1.32%, ranging from 0.09% to 4.98%, due 2015 to 2044	14,559	22,268
Senior structured notes	22,168	30,575
Subordinated notes:
Fixed, with a weighted-average rate of 4.91%, ranging from 0.80% to 10.20%, due 2015 to 2038	26,995	22,379
Floating, with a weighted-average rate of 0.97%, ranging from 0.01% to 3.16%, due 2016 to 2026	1,705	1,798
Junior subordinated notes (related to trust preferred securities):
Fixed, with a weighted-average rate of 6.78%, ranging from 5.25% to 8.05%, due 2027 to perpetual	6,722	6,685
Floating, with a weighted-average rate of 0.92%, ranging from 0.78% to 1.24%, due 2027 to 2056	553	553
Total notes issued by Bank of America Corporation	185,771	194,103
Notes issued by Bank of America, N.A. (1)
Senior notes:
Fixed, with a weighted-average rate of 1.98%, ranging from 0.08% to 7.72%, due 2015 to 2187	2,893	1,670
Floating, with a weighted-average rate of 0.60%, ranging from 0.36% to 0.70%, due 2015 to 2041	5,686	3,684
Subordinated notes:
Fixed, with a weighted-average rate of 5.68%, ranging from 5.30% to 6.10%, due 2016 to 2036	4,921	4,876
Floating, with a weighted-average rate of 0.53%, ranging from 0.26% to 0.54%, due 2016 to 2019	1,401	1,401
Advances from Federal Home Loan Banks:
Fixed, with a weighted-average rate of 5.34%, ranging from 0.01% to 7.72%, due 2015 to 2034	183	1,441
Floating, with a weighted-average rate of 0.26%, ranging from 0.24% to 0.30%, due 2015 to 2016	10,500	3,001
Securitizations and other BANA VIEs	9,882	13,367
Total notes issued by Bank of America, N.A.	35,466	29,440
Other debt
Senior notes:
Fixed, with a rate of 5.50%, due 2017 to 2021	1	194
Floating, with a rate of 1.88%, due 2015	21	115
Structured liabilities	15,971	16,913
Junior subordinated notes (related to trust preferred securities):
Fixed, with a weighted-average rate of 7.14%, ranging from 7.00% to 7.28%, perpetual	339	340
Floating, with a rate of 0.86%, due 2027	66	66
Nonbank VIEs	3,425	6,081
Other	2,079	2,422
Total other debt	21,902	26,131
Total long-term debt	$243,139	$249,674

(1)	On October 1, 2014, FIA Card Services, N.A. was merged into Bank of America, N.A.

Schedule of Maturities of Long-term Debt

Long-term Debt by Maturity

(Dollars in millions)	2015	2016	2017	2018	2019	Thereafter	Total
Bank of America Corporation
Senior notes	$14,905	$17,373	$18,935	$20,006	$16,206	$40,203	$127,628
Senior structured notes	5,558	2,825	1,791	1,885	1,526	8,583	22,168
Subordinated notes	1,221	5,074	5,219	2,951	1,580	12,655	28,700
Junior subordinated notes	—	—	—	—	—	7,275	7,275
Total Bank of America Corporation	21,684	25,272	25,945	24,842	19,312	68,716	185,771
Bank of America, N.A. (1)
Senior notes	777	2,498	5,162	—	19	123	8,579
Subordinated notes	—	1,069	3,553	—	1	1,699	6,322
Advances from Federal Home Loan Banks	4,503	6,003	10	10	16	141	10,683
Securitizations and other Bank VIEs (2)	1,151	1,298	3,554	—	2,450	1,429	9,882
Total Bank of America, N.A.	6,431	10,868	12,279	10	2,486	3,392	35,466
Other debt
Senior notes	21	—	1	—	—	—	22
Structured liabilities	2,314	2,133	2,296	1,281	1,027	6,920	15,971
Junior subordinated notes	—	—	—	—	—	405	405
Nonbank VIEs (2)	20	348	255	102	27	2,673	3,425
Other	254	927	429	45	4	420	2,079
Total other debt	2,609	3,408	2,981	1,428	1,058	10,418	21,902
Total long-term debt	$30,724	$39,548	$41,205	$26,280	$22,856	$82,526	$243,139

(1)	On October 1, 2014, FIA Card Services, N.A. was merged into Bank of America, N.A.

(2)	Represents the total long-term debt included in the liabilities of consolidated VIEs on the Consolidated Balance Sheet.

Financial Instruments Subject to Mandatory Redemption Disclosure
The Trust Securities Summary table details the outstanding Trust Securities and the related Notes previously issued which remained outstanding at December 31, 2014. For more information on Trust Securities for regulatory capital purposes, see Note 16 – Regulatory Requirements and Restrictions.

Trust Securities Summary
(Dollars in millions)
		December 31, 2014
Issuer	Issuance Date	Aggregate Principal Amount of Trust Securities	Aggregate Principal Amount of the Notes	Stated Maturity of the Trust Securities	Per Annum Interest Rate of the Notes	Interest Payment Dates	Redemption Period
Bank of America
Capital Trust VI	March 2005	$36	$37	March 2035	5.63%	Semi-Annual	Any time
Capital Trust VII (1)	August 2005	7	7	August 2035	5.25	Semi-Annual	Any time
Capital Trust VIII	August 2005	524	540	August 2035	6.00	Quarterly	On or after 8/25/10
Capital Trust XI	May 2006	658	678	May 2036	6.63	Semi-Annual	Any time
Capital Trust XV	May 2007	1	1	June 2056	3-mo. LIBOR +80 bps	Quarterly	On or after 6/01/37
NationsBank
Capital Trust III	February 1997	131	136	January 2027	3-mo. LIBOR +55 bps	Quarterly	On or after 1/15/07
BankAmerica
Capital III	January 1997	103	106	January 2027	3-mo. LIBOR +57 bps	Quarterly	On or after 1/15/02
Barnett
Capital III	January 1997	64	66	February 2027	3-mo. LIBOR +62.5 bps	Quarterly	On or after 2/01/07
Fleet
Capital Trust V	December 1998	79	82	December 2028	3-mo. LIBOR +100 bps	Quarterly	On or after 12/18/03
BankBoston
Capital Trust III	June 1997	53	55	June 2027	3-mo. LIBOR +75 bps	Quarterly	On or after 6/15/07
Capital Trust IV	June 1998	102	106	June 2028	3-mo. LIBOR +60 bps	Quarterly	On or after 6/08/03
MBNA
Capital Trust B	January 1997	70	73	February 2027	3-mo. LIBOR +80 bps	Quarterly	On or after 2/01/07
Countrywide
Capital III	June 1997	200	206	June 2027	8.05	Semi-Annual	Only under special event
Capital IV	April 2003	500	515	April 2033	6.75	Quarterly	On or after 4/11/08
Capital V	November 2006	1,495	1,496	November 2036	7.00	Quarterly	On or after 11/01/11
Merrill Lynch
Preferred Capital Trust III	January 1998	750	901	Perpetual	7.00	Quarterly	On or after 3/08
Preferred Capital Trust IV	June 1998	400	480	Perpetual	7.12	Quarterly	On or after 6/08
Preferred Capital Trust V	November 1998	850	1,021	Perpetual	7.28	Quarterly	On or after 9/08
Capital Trust I	December 2006	1,050	1,051	December 2066	6.45	Quarterly	On or after 12/11
Capital Trust II	May 2007	950	951	June 2067	6.45	Quarterly	On or after 6/12
Capital Trust III	August 2007	750	751	September 2067	7.375	Quarterly	On or after 9/12
Total		$8,773	$9,259

(1)	Notes are denominated in British Pound. Presentation currency is U.S. Dollar.